UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA           November 11, 2002
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          46

Form 13F Information Table Value Total:   $10187420
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105   266235 22755100 SH       SOLE                 21654500           1100600
American Express Company       COM              025816109   456379 14636900 SH       SOLE                 13781900            855000
Anglo American PLC             COM              03485p102      854    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   198566  5111100 SH       SOLE                  4757000            354100
Archstone-Smith Trust          COM              039583109   187656  7858300 SH       SOLE                  7457500            400800
Bear Stearns Companies, Inc.   COM              073902108     1847    32754 SH       SOLE                    32754
CVS Corporation                COM              126650100   115112  4540900 SH       SOLE                  4393900            147000
El Paso Corporation            COM              28336L109   405134 48988400 SH       SOLE                 46469500           2518900
Electronic Data Systems Corpor COM              285661104   508458 36370400 SH       SOLE                 34492400           1878000
Equity Office Properties Trust COM              294741103   245985  9526900 SH       SOLE                  8814400            712500
Equity Residential             COM              29476L107   301747 12604300 SH       SOLE                 12166200            438100
Fannie Mae                     COM              313586109   620562 10422602 SH       SOLE                  9718802            703800
Freddie Mac                    COM              313400301   876469 15679225 SH       SOLE                 14741825            937400
Gillette Co.                   COM              375766102      417    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1749    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   182946  2942200 SH       SOLE                  2850800             91400
IMS Health Incorporated        COM              449934108   103308  6901000 SH       SOLE                  6541300            359700
Johnson & Johnson              COM              478160104    94240  1742600 SH       SOLE                  1736900              5700
Kraft Foods Inc. Class A       COM              50075n104   213214  5847900 SH       SOLE                  5828800             19100
Lockheed Martin Corporation    COM              539830109     3654    56500 SH       SOLE                    56500
Mack-Cali Realty Corporation   COM              554489104    80428  2503200 SH       SOLE                  2480500             22700
Manpower Inc.                  COM              56418H100    61180  2085200 SH       SOLE                  2078400              6800
Mattel, Inc.                   COM              577081102      687    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   316384 17915300 SH       SOLE                 16985400            929900
Merck & Co., Inc.              COM              589331107   232412  5084500 SH       SOLE                  4858400            226100
Merrill Lynch and Company, Inc COM              590188108   207687  6303100 SH       SOLE                  5965900            337200
Nike, Inc.  Class B            COM              654106103    48003  1111700 SH       SOLE                  1053400             58300
Office Depot, Inc.             COM              676220106     2388   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   136012  4792516 SH       SOLE                  4517761            274755
PepsiCo, Inc.                  COM              713448108     3045    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   242593  8359500 SH       SOLE                  7899200            460300
Philip Morris Companies Inc.   COM              718154107   682787 17597611 SH       SOLE                 16515811           1081800
Pitney Bowes Inc.              COM              724479100   156402  5129600 SH       SOLE                  4812500            317100
R.R. Donnelley & Sons Company  COM              257867101   164762  7008163 SH       SOLE                  6631600            376563
Safeway Inc.                   COM              786514208   324570 14554700 SH       SOLE                 13709600            845100
Sara Lee Corporation           COM              803111103   320510 17523800 SH       SOLE                 16260400           1263400
Staples, Inc.                  COM              855030102   102757  8034198 SH       SOLE                  7623898            410300
Target Corporation             COM              87612e106     1181    40000 SH       SOLE                    40000
The Interpublic Group of Compa COM              460690100   343801 21690900 SH       SOLE                 20466800           1224100
The Kroger Co.                 COM              501044101   283248 20088500 SH       SOLE                 18506000           1582500
Toys ''R'' Us Inc.             COM              892335100      736    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106  1068439 75775800 SH       SOLE                 71917600           3858200
Tyson Foods Inc. Class A       COM              902494103    85707  7369462 SH       SOLE                  6873074            496388
UST Inc.                       COM              902911106   299977 10633700 SH       SOLE                 10043300            590400
United Technologies Corporatio COM              913017109     2542    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   234652  7379000 SH       SOLE                  6975600            403400